FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2023
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	September 30,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$3,253,605	$3,253,605	$—	$—
Liabilities:
Derivative Liability - Forward Purchase Agreement	$642,524	$—	$—	$642,524

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$117,191,410	$117,191,410	$—	$—

Schedule of key inputs of the models used to value the Company's FPA

	Initial Measurement Date of
Input	January 10, 2023	September 30, 2023
Risk-free interest rate	4.63%	5.49%
Remaining life (Yrs.)	1.72	1.26
Expected volatility	3.73%	—%
Redemption Price	$—	$10.73
Stock Price	$10.48	$11.05

Schedule of changes in the fair value of warrant liabilities

Forward Purchase
Agreement
Fair value as of January 1, 2023	$—
Initial measurement on January 10, 2023 – Issuance	430,021
Change in Fair Value	(43,101)
Fair value as of March 31, 2023	386,920
Change in Fair Value	210,365
Fair value as of June 30, 2023	597,285
Change in Fair Value	45,239
Fair value as of September 30, 2023	$642,524